Significant Risks and Uncertainties Including Business and Credit Concentrations - Additional Information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
1% Paycheck Protection Program Loan, due May 13, 2022
Debt Instrument [Line Items]
Proceeds from unsecured loan	$ 4,993		$ 4,993
Centers for Medicare and Medicaid Services
Debt Instrument [Line Items]
Maximum percentage of accelerated payment amount	100		100
Proceeds from unsecured loan	$ 2,727		$ 2,727
Provider Relief Funding
Debt Instrument [Line Items]
Proceeds from unsecured loan	$ 0	$ 1,023	$ 1,023	$ 978